UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Consumer Discretionary - 14.2%
Dick's Sporting Goods, Inc.	17,400	$923,940
Gentex Corp.	46,000	905,740
Home Depot, Inc.	6,800	911,744
Nordstrom, Inc.	19,000	910,670
Target Corp.	12,600	910,098
Wyndham Worldwide Corp.	11,900	908,803
		5,470,995
Consumer Staples - 7.0%
Clorox Co.	7,500	900,150
Sysco Corp.	16,300	902,531
Wal-Mart Stores, Inc.	13,200	912,384
		2,715,065
Energy - 9.5%
Chevron Corp.	7,800	918,060
Exxon Mobil Corp.	10,110	912,529
Helmerich & Payne, Inc.	11,790	912,546
SM Energy Co.	26,400	910,272
		3,653,407
Financials - 11.8%
Bank of New York Mellon Corp.	19,400	919,172
Discover Financial Services	12,700	915,543
SunTrust Banks, Inc.	16,700	915,995
Travelers Companies, Inc.	7,500	918,150
Voya Financial, Inc.	23,200	909,904
		4,578,764
Health Care - 16.5%
Baxter International, Inc.	20,600	913,404
C.R. Bard, Inc.	4,100	921,106
Centene Corp. *	16,000	904,160
Hologic, Inc. *	22,800	914,736
Johnson & Johnson	7,900	910,159
Merck & Co., Inc.	15,500	912,485
Quintiles Transnational Holdings, Inc. *	12,000	912,600
		6,388,650
Industrials - 11.7%
Cintas Corp.	7,900	912,924
General Dynamics Corp.	5,300	915,098
Masco Corp.	28,600	904,332
Parker-Hannifin Corp.	6,500	910,000
USG Corp. *	31,000	895,280
		4,537,634
Information Technology - 23.3%
Adobe Systems, Inc. *	8,800	905,960
Alphabet, Inc., Class A *	1,100	871,695
Arista Networks, Inc. *	9,400	909,638
Cadence Design Systems, Inc. *	36,000	907,920
Citrix Systems, Inc. *	10,100	902,031
Facebook, Inc., Class A *	7,800	897,390
FleetCor Technologies, Inc. *	6,400	905,728
NetApp, Inc.	25,600	902,912
Red Hat, Inc. *	13,000	906,100
Take-Two Interactive Software, Inc. *	18,500	911,865
		9,021,239

Total Common Stocks
(Cost $31,545,452)		36,365,754

Total Investments - 94.0%
(Cost $31,545,452)		36,365,754
Other Assets and Liabilities, Net - 6.0%		2,312,170
		$38,677,924

*	Non-income producing security.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,365,754	$-	$-	$36,365,754
Total Investments	$36,365,754	$-	$-	$36,365,754

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers to/from any levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Smith Group Large Cap Core Growth Fund
Cost of investments	$31,545,452
Gross unrealized appreciation	5,669,684
Gross unrealized depreciation	(849,382)
Net unrealized appreciation	$4,820,302

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 27, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  February 27, 2017